UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2010 to January 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (6.0%)
$30,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes	(AA, Aa2)	02/15/12	0.253	$32,991,000
66,600	BNP Paribas, Commodity Index Linked Senior Unsecured Notes	(AA, Aa2)	02/27/12	0.234	92,720,520
33,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes	(A+, Aa3)	02/15/11	0.101	48,384,050
28,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes	(A+, Aa3)	04/21/11	0.100	47,416,650
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes	(AA+, Aa1)	04/15/11	0.033	32,141,699
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes	(AA+, Aa1)	04/15/11	0.033	32,141,698
4,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes	(AA+, Aa1)	04/15/11	0.033	5,843,945
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $206,400,000)					291,639,562

UNITED STATES AGENCY OBLIGATIONS (68.2%)
75,000	Fannie Mae Discount Notes	(AAA, Aaa)	02/15/11	0.180	74,994,750
123,000	Fannie Mae Discount Notes	(AAA, Aaa)	03/14/11	0.160	122,977,587
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/14/11	0.230	49,987,000
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/26/11	0.230	49,984,850
92,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/11	0.422	91,967,800
125,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/16/11	0.210	124,949,500
93,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/11/11	0.389	92,937,969
25,000	Federal Farm Credit Bank#	(AAA, Aaa)	03/19/12	0.241	25,003,825
67,500	Federal Farm Credit Bank#	(AAA, Aaa)	07/02/12	0.432	67,645,868
104,500	Federal Farm Credit Bank#	(AAA, Aaa)	10/12/12	0.281	104,556,639
90,000	Federal Farm Credit Bank#	(AAA, Aaa)	12/10/12	0.291	90,059,670
48,000	Federal Farm Credit Discount Notes	(AAA, Aaa)	08/26/11	0.296	47,956,032
100,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	02/02/11	0.130	99,999,611
34,670	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	03/17/11	0.410	34,652,626
125,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	03/18/11	0.160	124,975,000
40,835	Federal Home Loan Banks	(AAA, Aaa)	02/03/11	0.950	40,836,797
50,000	Federal Home Loan Banks	(AAA, Aaa)	04/18/11	0.350	50,018,650
100,000	Federal Home Loan Banks	(AAA, Aaa)	04/20/11	0.200	100,005,500
75,000	Federal Home Loan Banks	(AAA, Aaa)	05/03/11	0.340	75,031,575
105,000	Federal Home Loan Banks	(AAA, Aaa)	08/03/11	0.200	104,996,745
95,000	Federal Home Loan Banks	(AAA, Aaa)	10/21/11	0.300	95,005,890
95,000	Federal Home Loan Banks	(AAA, Aaa)	11/18/11	0.400	95,000,000
100,000	Federal Home Loan Banks	(AAA, Aaa)	02/06/12	0.450	100,007,200
100,000	Federal Home Loan Banks	(AAA, Aaa)	12/07/12	0.700	99,739,500
48,584	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	04/26/11	1.625	48,751,323
56,236	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.180	56,213,506
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.221	39,998,840
90,000	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	04/20/12	0.500	89,981,910
97,000	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.280	97,056,551
81,261	Federal National Mortgage Association#	(AAA, Aaa)	09/17/12	0.291	81,319,995
80,000	Federal National Mortgage Association#	(AAA, Aaa)	11/23/12	0.280	80,039,280
100,000	Federal National Mortgage Association#	(AAA, Aaa)	12/03/12	0.370	100,065,800
100,000	Federal National Mortgage Association#	(AAA, Aaa)	12/28/12	0.290	100,063,900
95,500	Freddie Mac Discount Notes	(AAA, Aaa)	02/08/11	0.170	95,496,843
65,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/05/11	0.230	64,985,180
100,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/20/11	0.200	99,971,800
100,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/25/11	0.190	99,970,000
75,000	Freddie Mac Discount Notes	(AAA, Aaa)	04/26/11	0.240	74,977,275
87,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	86,968,854
125,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/07/11	0.200	124,918,750
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,303,088,503)					3,304,070,391

UNITED STATES TREASURY OBLIGATIONS (8.3%)
75,000	United States Treasury Bills§	(AAA, Aaa)	02/17/11	0.127	74,995,778
100,000	United States Treasury Bills	(AAA, Aaa)	05/19/11	0.180	99,956,900
100,000	United States Treasury Notes§	(AAA, Aaa)	02/28/11	0.875	100,062,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS
$125,000	United States Treasury Notes	(AAA, Aaa)	06/30/11	1.125	$125,488,281
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $400,473,857)					400,503,459

SHORT-TERM INVESTMENTS (4.3%)
54,759	State Street Bank and Trust Co. Euro Time Deposit		02/01/11	0.010	54,759,000

Number of Shares

153,177,175	State Street Navigator Prime Portfolio, 0.2957%§§	153,177,175
TOTAL SHORT-TERM INVESTMENTS (Cost $207,936,175)		207,936,175

WHOLLY-OWNED SUBSIDIARY (18.5%)
114,488,023	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $212,831,645)	897,654,794

TOTAL INVESTMENTS AT VALUE (105.3%) (Cost $4,330,730,180)		5,101,804,381

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.3%)		(255,257,137)

NET ASSETS (100.0%)		$4,846,547,244

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2011.
^	Affiliated issuer.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at January 31, 2011.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Fund’s investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2.  Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 —  quoted prices in active markets for identical investments

•                Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$291,639,562	$—	$291,639,562
United States Agency Obligations	—	3,304,070,391	—	3,304,070,391
United States Treasury Obligations	—	400,503,459	—	400,503,459
Short-Term Investments	153,177,175	54,759,000	—	207,936,175
Wholly-Owned Subsidiary	—	897,654,794	—	897,654,794
Other Financial Instruments*	—	—	—	—
	$153,177,175	$4,948,627,206	$—	$5,101,804,381

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended January 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At January 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $4,330,730,180, $771,352,791, $(278,590) and $771,074,201, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2011